STATEMENT OF INVESTMENTS
BNY Mellon International Core Equity Fund

December 31, 2020 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 98.5%
Australia - 7.2%
AGL Energy	194,954	[a]	1,797,571
Aristocrat Leisure	159,663		3,820,845
Brambles	527,861	[a]	4,324,648
Fortescue Metals Group	682,130	[a]	12,333,141
Macquarie Group	93,790		10,021,710
			32,297,915
Austria - 1.0%
OMV	107,356		4,334,105
Denmark - 3.5%
Vestas Wind Systems	67,011	[a]	15,859,745
France - 9.5%
BNP Paribas	182,821	[a]	9,642,750
Cie Generale des Etablissements Michelin	17,505	[a]	2,246,571
Klepierre	131,070	[a,b]	2,948,854
LVMH	12,722		7,949,096
Sanofi	116,355	[a]	11,242,282
Teleperformance	13,376	[a]	4,435,650
Vinci	44,283	[a]	4,406,220
			42,871,423
Germany - 7.2%
Allianz	29,394	[a]	7,191,888
Daimler	95,317	[a]	6,730,511
Deutsche Post	198,858	[a]	9,841,027
Evonik Industries	89,665	[a]	2,921,239
HeidelbergCement	79,644	[a]	5,957,594
			32,642,259
Hong Kong - 1.1%
Sun Hung Kai Properties	399,000		5,151,197
Ireland - .8%
ICON	19,375	[a]	3,777,738
Italy - 2.0%
Enel	894,448		9,032,462
Japan - 25.0%
Advantest	51,000		3,828,924
Casio Computer	178,900		3,277,177
ENEOS Holdings	668,600		2,403,702
Fujitsu	37,200		5,385,191
ITOCHU	148,800		4,285,626

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 98.5% (continued)
Japan - 25.0% (continued)
Minebea Mitsumi	132,900		2,644,062
Mitsubishi Electric	455,600		6,897,016
Mizuho Financial Group	454,200		5,789,731
Nintendo	15,300		9,764,295
Nippon Telegraph & Telephone	445,000		11,410,356
Ono Pharmaceutical	239,600		7,220,801
Recruit Holdings	100,100		4,198,546
Seven & i Holdings	91,300		3,242,209
Shionogi & Co.	91,700		5,012,464
Sony	174,600		17,554,927
Sumitomo Mitsui Financial Group	266,800		8,255,618
Tokyo Electron	13,600		5,072,609
Trend Micro	83,200		4,789,943
West Japan Railway	39,600		2,081,810
			113,115,007
Netherlands - 4.4%
ING Groep	192,856	[a]	1,826,996
Koninklijke Ahold Delhaize	289,419	[a]	8,173,245
NN Group	104,336	[a]	4,564,459
Royal Dutch Shell, Cl. B	311,482		5,366,307
			19,931,007
Portugal - .5%
Galp Energia	191,079	[a]	2,043,992
Singapore - 2.7%
Singapore Exchange	809,100		5,694,575
United Overseas Bank	369,800	[a]	6,313,199
			12,007,774
Spain - 4.3%
ACS Actividades de Construccion y Servicios	115,100	[a]	3,821,420
Enagas	202,312		4,442,448
Iberdrola	399,566		5,714,414
Industria de Diseno Textil	173,677		5,530,210
			19,508,492
Sweden - 4.7%
Epiroc, Cl. A	350,621		6,373,471
Essity, Cl. B	247,356		7,949,390
Swedish Match	90,521	[a]	7,031,829
			21,354,690
Switzerland - 11.8%
LafargeHolcim	81,212	[a]	4,456,689
Logitech International	57,412	[a]	5,568,319
Novartis	147,104	[a]	13,894,090
Roche Holding	43,521	[a]	15,184,820

Description		Shares		Value ($)
Common Stocks - 98.5% (continued)
Switzerland - 11.8% (continued)
Sonova Holding		28,021	[a]	7,213,805
STMicroelectronics		137,671		5,100,737
UBS Group		134,890		1,886,630
				53,305,090
United Kingdom - 12.8%
BAE Systems		347,206		2,322,196
Berkeley Group Holdings		52,583	[a]	3,413,214
Bunzl		95,118		3,179,471
Centrica		4,548,661	[a]	2,901,611
Diageo		105,594	[a]	4,173,189
Ferguson		54,000		6,566,990
GlaxoSmithKline		242,232		4,438,430
Legal & General Group		2,068,713	[a]	7,603,880
Melrose Industries		740,032	[a]	1,804,808
Rio Tinto		41,814	[a]	3,128,685
Tate & Lyle		348,309		3,215,223
Unilever		157,806		9,499,504
Vodafone Group		3,460,019		5,693,922
				57,941,123
Total Common Stocks (cost $400,737,975)				445,174,019

Exchange-Traded Funds - .1%
United States - .1%
iShares MSCI EAFE ETF (cost $549,322)		7,663		559,092
	1-Day Yield (%)
Investment Companies - .4%
Registered Investment Companies - .4%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $1,582,770)	0.09	1,582,770	[c]	1,582,770
Total Investments (cost $402,870,067)		99.0%		447,315,881
Cash and Receivables (Net)		1.0%		4,551,947
Net Assets		100.0%		451,867,828

ETF—Exchange-Traded Fund

a Non-income producing security.

b Security, or portion thereof, on loan. At December 31, 2020, the value of the fund’s securities on loan was $1,343,127 and the value of the collateral was $1,446,644, consisting of U.S. Government & Agency securities.

c Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon International Core Equity Fund

December 31, 2020 (Unaudited)

The following is a summary of the inputs used as of December 31, 2020 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs		Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities: †
Equity Securities - Common Stocks	3,777,738	441,396,281	††	-	445,174,019
Exchange-Traded Funds	559,092	-		-	559,092
Rights	1,582,770	-		-	1,582,770
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts†††	-	2,238		-	2,238
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts†††	-	(65)		-	(65)

† See Statement of Investments for additional detailed categorizations, if any.

†† Securities classified within Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures.

††† Amount shown represents unrealized appreciation (depreciation) at period end.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
BNY Mellon International Core Equity Fund

December 31, 2020 (Unaudited)

Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation) ($)
Citigroup
British Pound	99,375	United States Dollar	135,733	1/5/2021	170
British Pound	217,376	United States Dollar	295,883	1/4/2021	1,392
Merrill Lynch, Pierce, Fenner & Smith
Singapore Dollar	392,735	United States Dollar	297,231	1/5/2021	(65)
Morgan Stanley
Singapore Dollar	568,906	United States Dollar	429,792	1/4/2021	676
Gross Unrealized Appreciation					2,238
Gross Unrealized Depreciation					(65)

See notes to financial statements.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”).These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by BNY Mellon under the general supervision of the Board

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at December 31, 2020 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty.

At December 31, 2020, accumulated net unrealized appreciation on investments was $44,445,814, consisting of $74,547,997 gross unrealized appreciation and $30,102,183 gross unrealized depreciation.

At December 31, 2020, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.